MASSMUTUAL SELECT FUNDS

Supplement dated June 29, 2009 to the

Prospectus dated April 1, 2009, revised as of May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The information for Chad M. Clark found under About the Investment Adviser and Sub-Advisers relating to the Overseas Fund has been removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-09-06

MASSMUTUAL SELECT FUNDS

Supplement dated June 29, 2009 to the

Statement of Additional Information dated April 1, 2009, revised as of May 1, 2009

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any existing supplements. It should be retained and read in conjunction with the SAI and any existing supplements.

The information for Chad M. Clark on page B-315 in the section titled Appendix C—Additional Portfolio Manager Information relating to the Overseas Fund has been removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-09-02